UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.3%
Arcos Dorados Holdings, Inc., Class A	164,700	$2,979,423
Australia — 1.9%
Ansell Ltd.	354,800	5,477,950
Mirvac Group	3,363,584	4,089,970
Mount Gibson Iron Ltd.	1,699,500	1,975,208
Myer Holdings Ltd. (a)	522,300	1,270,806
Primary Health Care Ltd.	1,340,700	3,973,992
		16,787,926
Austria — 0.3%
Schoeller-Bleckmann Oilfield Equipment AG	26,200	2,415,061
Belgium — 0.4%
Ageas	1,423,100	3,130,173
Bermuda — 1.3%
Hoegh Liquified Natural Gas Holdings Ltd. (b)	686,225	6,492,738
Lazard Ltd., Class A (a)	90,887	2,595,733
Noble Group Ltd.	2,335,000	2,565,403
		11,653,874
Brazil — 0.8%
Santos Brasil Participacoes SA	395,400	6,914,004
Canada — 5.3%
Africa Oil Corp. (a)(b)	2,322,600	9,779,859
Cathedral Energy Services Ltd.	669,500	4,336,027
Coeur d’Alene Mines Corp. (b)	59,600	1,414,904
DiagnoCure, Inc. (b)(c)	5,062,680	4,009,742
Dollarama, Inc.	57,600	2,686,402
Dollarama, Inc. (d)	56,700	2,644,427
Eastern Platinum Ltd. (b)	2,931,300	1,175,518
Eldorado Gold Corp.	340,200	4,672,655
Imperial Metals Corp. (b)	88,881	1,486,325
Lundin Mining Corp. (a)(b)	767,500	3,439,496
Open Text Corp. (b)	86,600	5,295,590
Painted Pony Petroleum Ltd. (b)	202,500	1,701,288
Sunshine Oilsands Ltd. (b)(d)	3,411,500	2,104,305
Ultra Petroleum Corp. (a)(b)	93,300	2,111,379
		46,857,917
China — 1.2%
51job, Inc. - ADR (a)(b)	74,600	4,241,756
Shanghai Industrial Holdings Ltd.	778,000	2,399,836
Shenzhen Expressway Co. Ltd.	5,541,300	2,287,110
Sitoy Group Holdings Ltd. (b)	4,485,500	1,975,444
		10,904,146
Denmark — 2.4%
Alk-Abello A/S	78,700	5,881,871
Bavarian Nordic A/S (b)	189,386	1,597,488
Pandora A/S (a)	271,300	3,147,592
Topdanmark A/S (b)	40,700	7,082,658

Common Stocks	Shares	Value
Denmark (concluded)
Vestas Wind Systems A/S (a)(b)	345,000	$3,508,823
		21,218,432
Finland — 0.4%
Ramirent Oyj	389,050	3,399,160
France — 2.5%
Eurofins Scientific SA	54,575	5,958,224
GameLoft (a)(b)	802,783	4,994,039
Ingenico	181,700	8,797,908
Ipsen SA	74,700	2,042,967
		21,793,138
Germany — 2.7%
Celesio AG	234,800	4,249,537
GEA Group AG	80,950	2,792,328
Gerresheimer AG	119,600	5,231,640
NORMA Group (b)	52,935	1,309,318
Rheinmetall AG	105,600	6,252,496
Symrise AG	132,200	3,824,962
		23,660,281
Greece — 0.1%
Alpha Bank AE (b)	418,100	550,434
Hong Kong — 1.6%
Clear Media Ltd. (b)	2,765,000	1,705,924
Daphne International Holdings Ltd.	3,192,300	4,381,636
Emperor Watch & Jewellery Ltd. (a)	8,073,400	1,277,925
Ming Fai International Holdings Ltd.	8,408,100	978,834
Ports Design Ltd. (a)	1,647,100	2,417,979
Techtronic Industries Co. (a)	2,470,900	3,345,779
		14,108,077
India — 1.4%
Container Corp. of India	119,500	2,237,365
Motherson Sumi Systems Ltd.	801,400	2,933,258
Sintex Industries Ltd.	1,921,500	3,250,264
United Phosphorus Ltd.	1,421,200	3,624,907
		12,045,794
Indonesia — 0.1%
Tower Bersama Infrastructure	3,737,300	1,208,024
Ireland — 1.7%
Elan Corp. Plc (b)	476,247	7,004,610
Ryanair Holdings Plc - ADR (b)	223,196	8,097,551
		15,102,161
Israel — 0.5%
NICE Systems Ltd. - ADR (b)	105,500	4,146,150
Italy — 0.7%
DiaSorin SpA (a)	86,700	2,526,079
Salvatore Ferragamo Italia SpA (b)	193,100	4,002,003
		6,528,082
Japan — 5.7%
Asics Corp.	234,850	2,682,110

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Credit Saison Co. Ltd.	280,700	$5,723,238
Don Quijote Co. Ltd.	107,500	3,914,346
Hisaka Works Ltd.	226,000	2,503,917
Itoham Foods, Inc.	1,543,100	5,845,986
Japan Petroleum Exploration Co.	108,900	5,107,023
JSR Corp.	325,700	6,608,537
NGK Insulators Ltd.	164,400	2,368,356
Shinsei Bank Ltd.	5,019,000	6,607,108
The Shizuoka Bank Ltd.	410,700	4,240,490
Yakult Honsha Co. Ltd.	141,200	4,867,374
		50,468,485
Malaysia — 0.6%
AirAsia Bhd	4,391,200	4,947,827
Norway — 0.7%
Electromagnetic GeoServices (b)	2,189,479	6,465,538
Portugal — 0.2%
CIMPOR-Cimentos de Portugal, SGPS SA	208,453	1,389,162
Singapore — 1.5%
Avago Technologies Ltd.	202,500	7,891,425
Cityspring Infrastructure Trust	18,230,515	5,589,990
		13,481,415
South Korea — 0.6%
Kangwon Land, Inc.	231,870	5,150,991
Spain — 1.5%
Grifols SA (a)(b)	320,500	6,840,231
Laboratorios Farmaceuticos Rovi SA	884,735	5,958,852
		12,799,083
Switzerland — 3.9%
Addex Pharmaceuticals Ltd. (b)	83,700	927,218
Aryzta AG (b)	147,277	7,275,632
Clariant AG (b)	369,300	5,094,209
Foster Wheeler AG (b)	130,200	2,963,352
Lindt & Spruengli AG, Registered Shares	135	5,024,775
Sonova Holding AG, Registered Shares (b)	48,000	5,332,928
Straumann Holding AG, Registered Shares (b)	12,992	2,210,367
Sulzer AG	41,950	5,961,436
		34,789,917
Taiwan — 0.6%
D-Link Corp.	6,752,000	5,049,588
Thailand — 0.3%
Mermaid Maritime Plc (b)	9,362,805	2,467,228
United Arab Emirates — 1.0%
Polarcus Ltd. (a)(b)	9,248,691	9,179,564
United Kingdom — 7.3%
Aberdeen Asset Management Plc	1,314,800	5,405,533

Common Stocks	Shares	Value
United Kingdom (concluded)
Amlin Plc	801,700	$4,230,621
APR Energy Plc (b)	223,200	3,373,731
Babcock International Group Plc	425,100	5,422,326
Bahamas Petroleum Co. Plc (b)	6,419,534	1,104,175
BowLeven Plc (b)	1,470,700	2,356,369
Britvic Plc	360,800	2,220,680
easyJet Plc	507,816	3,949,728
Filtrona Plc	211,581	1,608,845
Halfords Group Plc	618,900	3,076,767
Hikma Pharmaceuticals Plc	86,200	936,181
Inchcape Plc	640,900	3,855,784
Intertek Group Plc	152,000	6,106,978
London Stock Exchange Group Plc	201,200	3,329,894
Ophir Energy Plc (b)	1,211,858	9,828,540
Rexam Plc	964,872	6,608,134
SDL Plc	91,500	1,083,709
		64,497,995
United States — 48.5%
Abercrombie & Fitch Co., Class A	33,900	1,681,779
Acxiom Corp. (b)	302,400	4,439,232
Aegerion Pharmaceuticals, Inc. (b)	137,300	1,898,859
AGCO Corp. (b)	12,700	599,567
Albemarle Corp.	119,000	7,606,480
Allete, Inc.	126,800	5,260,932
Alliant Energy Corp.	100,300	4,344,996
Alpha Natural Resources, Inc. (b)	191,900	2,918,799
American Superconductor Corp. (a)(b)	272,700	1,123,524
Ariba, Inc. (b)	121,100	3,961,181
Arris Group, Inc. (b)	525,600	5,939,280
Aruba Networks, Inc. (b)	25,200	561,456
Atmel Corp. (a)(b)	616,800	6,081,648
BBCN Bancorp, Inc. (a)(b)	510,829	5,685,527
BioMarin Pharmaceutical, Inc. (a)(b)	148,900	5,099,825
Cadence Design Systems, Inc. (a)(b)	291,350	3,449,584
CafePress, Inc. (b)	52,900	1,013,035
Camden Property Trust	34,600	2,274,950
CapitalSource, Inc.	797,300	5,262,180
Celanese Corp., Series A	121,400	5,606,252
Collective Brands, Inc. (a)(b)	235,750	4,634,845
ComScore, Inc. (a)(b)	158,700	3,394,593
Constant Contact, Inc. (b)	179,300	5,341,347
Corporate Office Properties Trust (a)	184,400	4,279,924
Cousins Properties, Inc. (a)	772,400	5,854,792
Covanta Holding Corp.	231,150	3,751,565
Coventry Health Care, Inc.	202,900	7,217,153
Cullen/Frost Bankers, Inc.	76,300	4,439,897
Cytec Industries, Inc.	101,800	6,188,422
DDR Corp.	419,400	6,123,240
Deckers Outdoor Corp. (b)	59,000	3,719,950
Discover Financial Services	141,600	4,720,944
Drew Industries, Inc. (b)	112,800	3,080,568
DSP Group, Inc. (a)(b)	534,349	3,558,764

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Duke Realty Corp.	457,400	$6,559,116
E*Trade Financial Corp. (b)	271,000	2,967,450
Electronic Arts, Inc. (b)	387,100	6,379,408
Equinix, Inc. (a)(b)	33,847	5,329,210
F5 Networks, Inc. (b)	34,400	4,642,624
Fidelity National Financial, Inc., Class A	326,700	5,890,401
Foot Locker, Inc.	149,400	4,638,870
Forest City Enterprises, Inc., Class A (b)	72,914	1,141,833
The Fresh Market, Inc. (b)	8,100	388,395
FX Alliance, Inc. (b)	106,900	1,676,192
Guess?, Inc.	166,750	5,210,938
Hanesbrands, Inc. (b)	25,600	756,224
Health Net, Inc. (b)	111,900	4,444,668
Hospira, Inc. (a)(b)	99,400	3,716,566
IAC/InterActiveCorp.	118,350	5,809,801
IDEX Corp.	161,750	6,814,527
IPC The Hospitalist Co., Inc. (a)(b)	129,300	4,772,463
j2 Global, Inc.	246,200	7,061,016
JDS Uniphase Corp. (a)(b)	545,800	7,908,642
Kennametal, Inc.	78,700	3,504,511
The KEYW Holding Corp. (b)	202,029	1,565,725
Landstar System, Inc.	120,250	6,940,830
LKQ Corp. (b)	208,763	6,507,143
Manpower, Inc.	109,300	5,177,541
Mentor Graphics Corp. (b)	120,850	1,795,831
Mistras Group, Inc. (a)(b)	173,600	4,135,152
The NASDAQ OMX Group, Inc. (b)	230,600	5,972,540
National Instruments Corp.	52,900	1,508,708
National Penn Bancshares, Inc.	726,600	6,430,410
Nordson Corp.	108,400	5,908,884
Northwest Bancshares, Inc.	469,200	5,958,840
Nuance Communications, Inc. (a)(b)	136,188	3,483,689
Oasis Petroleum, Inc. (b)	260,100	8,018,883
Old National Bancorp	510,100	6,702,714
Omnicare, Inc.	153,500	5,459,995
Packaging Corp. of America	103,500	3,062,565
People’s United Financial, Inc.	340,900	4,513,516
PMC-Sierra, Inc. (b)	846,400	6,119,472
Polycom, Inc. (b)	349,200	6,659,244
PVH Corp.	38,500	3,439,205
QLogic Corp. (b)	353,400	6,276,384
Regis Corp.	176,600	3,254,738
Responsys, Inc. (b)	255,700	3,060,729
Riverbed Technology, Inc. (b)	179,500	5,040,360
Shutterfly, Inc. (b)	82,100	2,572,193
Silgan Holdings, Inc.	107,600	4,755,920
Spirit AeroSystems Holdings, Inc., Class A (b)	291,900	7,139,874
Steel Dynamics, Inc.	277,200	4,030,488
Support.com, Inc. (b)	907,279	2,857,929
Terex Corp. (b)	219,150	4,930,875
Timken Co.	171,700	8,712,058
UIL Holdings Corp.	123,000	4,275,480

Common Stocks	Shares	Value
United States (concluded)
Urban Outfitters, Inc. (b)	195,300	$5,685,183
Vera Bradley, Inc. (b)	119,900	3,619,781
VeriFone Systems, Inc. (b)	136,300	7,069,881
W.R. Berkley Corp.	156,400	5,649,168
The Warnaco Group, Inc. (b)	84,450	4,931,880
Webster Financial Corp.	284,100	6,440,547
Wright Medical Group, Inc. (a)(b)	336,800	6,506,976
		426,899,276
Total Long-Term Investments (Cost – $705,669,014) – 98.0%		862,988,326

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (e)(f)	15,083,523	15,083,523

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (e)(f)(g)	USD	76,371	76,371,155
Total Money Market Funds — 10.4%			91,454,678

Time Deposits	Par (000)
Europe — 0.0%
Brown Brothers Harriman & Co., 0.05%, 4/02/12	EUR	1	1,155
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/02/12	HKD	77	9,879
Norway — 0.0%
Brown Brothers Harriman & Co., 0.30%, 4/02/12	NOK	684	120,167
United States — 0.1%
Brown Brothers Harriman & Co., 0.07%, 4/02/12	USD	1,195	1,195,117
Total Time Deposits— 0.10%			1,326,318
Total Short-Term Securities (Cost – $92,780,996) – 10.5%			92,780,996

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $798,450,010*) – 108.5%	$955,769,322
Liabilities in Excess of Other Assets – (8.5)%	(75,043,216)
Net Assets – 100.0%	$880,726,106

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$811,913,632
Gross unrealized appreciation	$193,206,343
Gross unrealized depreciation	(49,350,653)
Net unrealized appreciation	$143,855,690

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)

Investments in companies (whereby the Fund held 5% or more of the companies’ oustanding securities) that were considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012	Realized Gain	Income
DiagnoCure, Inc.	4,371,580	691,100	—	5,062,680	$4,009,742	—	—

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	74,139,299	(59,055,776)	15,083,523	$30,717	$259
BlackRock Liquidity Series, LLC Money Market Series	$11,783,250	$64,587,905	$76,371,155	$217,681	—

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
NOK	Norwegian Krone
USD	US Dollar

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	37,000	USD	58,789	UBS AG	4/02/12	$392
USD	9,379	BRL	17,109	Brown Brothers Harriman & Co.	4/02/12	7
USD	419,213	EUR	316,000	Royal Bank of Scotland Plc	4/03/12	(2,236)
USD	455,558	HKD	3,537,000	Royal Bank of Scotland Plc	4/03/12	85
USD	64,356	INR	3,245,795	Brown Brothers Harriman & Co.	4/03/12	644
USD	120,128	NOK	684,000	Citibank NA	4/03/12	17
USD	289,296	EUR	217,000	Citibank NA	4/04/12	(116)
USD	2,213,552	GBP	1,384,000	Royal Bank of Scotland Plc	4/04/12	(158)
Total						$(1,365)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2012	5

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$2,979,423	—	—	$2,979,423
Australia	—	$16,787,926	—	16,787,926
Austria	—	2,415,061	—	2,415,061
Belgium	—	3,130,173	—	3,130,173
Bermuda	2,595,733	9,058,141	—	11,653,874
Brazil	6,914,004	—	—	6,914,004
Canada	44,213,490	2,644,427	—	46,857,917
China	6,217,200	4,686,946	—	10,904,146
Denmark	5,881,871	15,336,561	—	21,218,432
Finland	—	3,399,160	—	3,399,160
France	—	21,793,138	—	21,793,138
Germany	—	23,660,281	—	23,660,281
Greece	—	550,434	—	550,434
Hong Kong	2,417,979	11,690,098	—	14,108,077
India	—	12,045,794	—	12,045,794
Indonesia	—	1,208,024	—	1,208,024
Ireland	8,097,551	7,004,610	—	15,102,161
Israel	4,146,150	—	—	4,146,150
Italy	—	6,528,082	—	6,528,082
Japan	—	50,468,485	—	50,468,485
Malaysia	—	4,947,827	—	4,947,827
Norway	—	6,465,538	—	6,465,538
Portugal	—	1,389,162	—	1,389,162
Singapore	7,891,425	5,589,990	—	13,481,415
South Korea	—	5,150,991	—	5,150,991
Spain	5,958,852	6,840,231	—	12,799,083
Switzerland	3,890,570	30,899,347	—	34,789,917
Taiwan	—	5,049,588	—	5,049,588
Thailand	—	2,467,228	—	2,467,228
United Arab
Emirates	—	9,179,564	—	9,179,564
United Kingdom	3,373,731	61,124,264	—	64,497,995
United States	426,899,276	—	—	426,899,276
Short-Term Securities:
Money Market Funds	15,083,523	76,371,155	—	91,454,678
Time Deposits	1,326,318	—	—	1,326,318
Total	$547,887,096	$407,882,226	—	$955,769,322

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,145	—	$1,145
Liabilities:
Foreign currency exchange contracts	—	(2,510)	—	(2,510)
Total	—	$(1,365)	—	$(1,365)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$19,960	—	—	$19,960
Liabilties:
Collateral on Securities Loaned at Value	$(76,371,155)	—	—	$(76,371,155)
Total	$(76,351,195)	—	—	$(76,351,195)

Prior to December 31, 2011, only significant transfers between Level 1 and Level 2 were required to be disclosed. For interim and annual periods beginning after December 31, 2011, all transfers between Level 1 and Level 2 are required to be disclosed. There were no significant transfers between Level 1 and Level 2 prior to December 31, 2011. There were no transfers for the period January 1, 2012 to March 31, 2012.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2012